CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net cash provided by (used in) operating activities	$ (19,901)	$ 2,963
Investing activities:
Purchase of property and equipment	(28,203)	(11,110)
Capital contribution to affiliate	0
Proceeds from sale of property and equipment	119	0
Net cash used in investing activities	(28,084)	(11,110)
Financing activities:
Proceeds from issuance of senior secured notes	150,000	0
Net proceeds from Merger	0	35,277
Repayments of notes payable	(99,659)	(800)
Repayments of advances from related parties	0	(53)
Payment of loan issuance costs	(7,543)	(2,750)
Merger costs	0	(5,027)
Repayments of capital lease obligations	(493)	(797)
Distribution to noncontrolling interest	(45)	0
Intercompany lending	0	0
Capital contribution from affiliate	0
Dividend payments on Former SAE common and preferred shares	(1,072)	(15,084)
Dividend payments on affiliate	0	0
Net cash provided by (used in) financing activities	41,188	10,766
Effect of exchange rate changes on cash and cash equivalents	1,768	(989)
Net change in cash and cash equivalents	(5,029)	1,630
Cash and cash equivalents at the beginning of period	17,351	15,721
Cash and cash equivalents at the end of period	12,322	17,351
Consolidating Adjustments
Operating activities:
Net cash provided by (used in) operating activities	(13,221)	(431)
Investing activities:
Purchase of property and equipment	0	0
Capital contribution to affiliate	(1,738)
Proceeds from sale of property and equipment	0
Net cash used in investing activities	(1,738)	0
Financing activities:
Proceeds from issuance of senior secured notes	0
Net proceeds from Merger		0
Repayments of notes payable	0	0
Repayments of advances from related parties		0
Payment of loan issuance costs	0	0
Merger costs		0
Repayments of capital lease obligations	0	0
Distribution to noncontrolling interest	0
Intercompany lending	0	0
Capital contribution from affiliate	1,738
Dividend payments on Former SAE common and preferred shares	0	0
Dividend payments on affiliate	13,221	431
Net cash provided by (used in) financing activities	14,959	431
Effect of exchange rate changes on cash and cash equivalents	0	0
Net change in cash and cash equivalents	0	0
Cash and cash equivalents at the beginning of period	0	0
Cash and cash equivalents at the end of period	0	0
SAExploration Holding, Inc.
Operating activities:
Net cash provided by (used in) operating activities	1,012	(359)
Investing activities:
Purchase of property and equipment	0	0
Capital contribution to affiliate	0
Proceeds from sale of property and equipment	0
Net cash used in investing activities	0	0
Financing activities:
Proceeds from issuance of senior secured notes	150,000
Net proceeds from Merger		0
Repayments of notes payable	(17,500)	0
Repayments of advances from related parties		0
Payment of loan issuance costs	(6,691)	0
Merger costs		0
Repayments of capital lease obligations	0	0
Distribution to noncontrolling interest	0
Intercompany lending	(126,821)	359
Capital contribution from affiliate	0
Dividend payments on Former SAE common and preferred shares	0	0
Dividend payments on affiliate	0	0
Net cash provided by (used in) financing activities	(1,012)	359
Effect of exchange rate changes on cash and cash equivalents	0	0
Net change in cash and cash equivalents	0	0
Cash and cash equivalents at the beginning of period	0	0
Cash and cash equivalents at the end of period	0	0
The Guarantors
Operating activities:
Net cash provided by (used in) operating activities	6,036	(8,011)
Investing activities:
Purchase of property and equipment	(25,177)	(2,214)
Capital contribution to affiliate	5,253
Proceeds from sale of property and equipment	80
Net cash used in investing activities	(19,844)	(2,214)
Financing activities:
Proceeds from issuance of senior secured notes	0
Net proceeds from Merger		34,785
Repayments of notes payable	(82,159)	(800)
Repayments of advances from related parties		(53)
Payment of loan issuance costs	(852)	(2,750)
Merger costs		(5,027)
Repayments of capital lease obligations	(88)	(36)
Distribution to noncontrolling interest	(45)
Intercompany lending	101,924	(5,669)
Capital contribution from affiliate	0
Dividend payments on Former SAE common and preferred shares	(1,072)	(15,084)
Dividend payments on affiliate	0	0
Net cash provided by (used in) financing activities	17,708	5,366
Effect of exchange rate changes on cash and cash equivalents	0	0
Net change in cash and cash equivalents	3,900	(4,859)
Cash and cash equivalents at the beginning of period	3,389	8,248
Cash and cash equivalents at the end of period	7,289	3,389
Other Subsidiaries
Operating activities:
Net cash provided by (used in) operating activities	(13,728)	11,764
Investing activities:
Purchase of property and equipment	(3,026)	(8,896)
Capital contribution to affiliate	(3,515)
Proceeds from sale of property and equipment	39
Net cash used in investing activities	(6,502)	(8,896)
Financing activities:
Proceeds from issuance of senior secured notes	0
Net proceeds from Merger		492
Repayments of notes payable	0	0
Repayments of advances from related parties		0
Payment of loan issuance costs	0	0
Merger costs		0
Repayments of capital lease obligations	(405)	(761)
Distribution to noncontrolling interest	0
Intercompany lending	24,897	5,310
Capital contribution from affiliate	(1,738)
Dividend payments on Former SAE common and preferred shares	0	0
Dividend payments on affiliate	(13,221)	(431)
Net cash provided by (used in) financing activities	9,533	4,610
Effect of exchange rate changes on cash and cash equivalents	1,768	(989)
Net change in cash and cash equivalents	(8,929)	6,489
Cash and cash equivalents at the beginning of period	13,962	7,473
Cash and cash equivalents at the end of period	$ 5,033	$ 13,962